As filed with the Securities and Exchange Commission on May 14, 2015

1933 Act File No. 333-194601

1940 Act File No. 811-22935

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒
and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 4	☒
(Check appropriate box or boxes)

Pax World Funds Series Trust III

(Exact Name of Registrant as Specified in Charter)

30 Penhallow Street, Suite 400

Portsmouth, New Hampshire 03801

(Address of Principal Executive Offices) (Zip Code)

(800) 767-1729

(Registrant’s Telephone Number, Including Area Code)

Joseph F. Keefe

Pax Ellevate Management LLC

30 Penhallow Street, Suite 400

Portsmouth, New Hampshire 03801

(Name and Address of Agent for Service)

Copies of Communications to:

Gregory D. Sheehan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

It is proposed that this filing will become effective (check appropriate box):

☒          Immediately upon filing pursuant to paragraph (b)

☐            On May           pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            On (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portsmouth, and State of New Hampshire on the 14th day of May, 2015.

PAX WORLD FUNDS SERIES TRUST III (Registrant)

By:	/s/ JOSEPH F. KEEFE
Joseph F. Keefe
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Joseph F. Keefe
Joseph F. Keefe	Trustee, President	May 14, 2015
(Principal Executive Officer)
/s/ Alicia K. DuBois
Alicia K. DuBois	Treasurer (Principal Financial	May 14, 2015
and Accounting Officer)
Adrian P. Anderson*
Adrian P. Anderson	Trustee	May 14, 2015

Cynthia Hargadon*
Cynthia Hargadon	Trustee	May 14, 2015

D’Anne Hurd*
D’Anne Hurd	Trustee	May 14, 2015

Sallie Krawcheck*
Sallie Krawcheck	Trustee	May 14, 2015

Louis F. Laucirica*
Louis F. Laucirica	Trustee	May 14, 2015

John L. Liechty*
John L. Liechty	Trustee	May 14, 2015

Nancy S. Taylor*
Nancy S. Taylor	Trustee	May 14, 2015

*By:	/s/ Maureen L. Conley
Maureen L. Conley As Attorney-in-Fact May 14, 2015

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase